INVESCO SPECIALTY FUNDS, INC.
                     INVESCO Worldwide Capital Goods Fund
                    INVESCO Worldwide Communications Fund
                     INVESCO European Small Company Fund
                      INVESCO Latin American Growth Fund
                          INVESCO Asian Growth Fund
                             INVESCO Realty Fund

              Supplement to Prospectuses dated December 1, 1997

The section of the Worldwide Capital Goods Fund and Worldwide Communications Fund's prospectus entitled "The Funds and Their Management" is amended to (1) delete the tenth paragraph and (2) insert the following new paragraph in its place:

            Out of its advisory fee which it receives  from the Funds,  IFG pays
      INVESCO Trust, as sub-adviser to the Funds, a monthly fee, which is computed at the following annual rates: prior to January 1, 1998, 0.325% on the first $500 million of each Fund's average net assets, 0.275% on the next $500 million of each Fund's average net assets and 0.225% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.2167% on the first $500 million of the Fund's average net assets, 0.1833% on the next $500 million of the Fund's average net assets, and 0.15% on the Fund's average net assets in excess of $1 billion.

The Section of the European Small Company Fund's prospectus entitled "The Fund and Its Management" is amended to (1) delete the eleventh paragraph and (2) insert the following new paragraph in its place:

            Out of its advisory fee which it receives from the Fund, IFG pays IAML, as sub-adviser to the Fund, a monthly fee, which is computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of each Fund's average net assets, 0.2167% on the next $500 million of each Fund's average net assets, and 0.1833% on each Fund's average net assets in excess of $1 billion. No fee is paid by the Funds to INVESCO Trust.

The Section of the Latin American Growth Fund's prospectus entitled "The Fund and Its Management" is amended to (1) delete the eleventh paragraph and (2) insert the following new paragraph in its place:

            Out of its advisory fee which it receives from the Fund, IFG pays IAML, as sub-adviser to the Fund, a monthly fee, which is computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion. No fee is paid by the Fund to IAML.



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The Section of the Asian Growth  Fund's  prospectus  entitled  "The Fund and Its
Management" is amended to (1) delete the tenth paragraph and (2) insert the following new paragraph in its place:

            Out of its advisory fee which it receives from the Fund, IFG pays INVESCO Asia, as sub-adviser to the Fund, a monthly fee, which is computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion. No fee is paid by the Fund to INVESCO Asia.

The Section of the Realty Fund's prospectus entitled "The Fund and Its Management" is amended to (1) delete the fifth paragraph and (2) insert the following new paragraph in its place:

            The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of 0.75% of the Fund's average net assets. Out of this advisory fee, IFG pays to IRAI, as sub-adviser to the Fund, an amount computed at the following annual rates: prior to January 1, 1998, 0.30% of the Fund's average net assets, and effective January 1, 1998, 0.25% of the Fund's average net assets. No fee is paid by the fund to IRAI.

The Section of the S&P 500 Index Fund's prospectus entitled "The Fund and Its Management" is amended to (1) delete the seventh paragraph and (2) insert the following new paragraph in its place:

            The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of 0.25% of the Fund's average net assets. Out of this advisory fee, IFG pays to World, as sub-adviser to the Fund, an amount computed at the following annual rates:
      0.07% on the first $10 million of the Fund's average net assets, 0.05% on the next $40 million of the Fund's average net assets, and 0.03% on the Fund's average net assets in excess of $50 million. No fee is paid by the Fund to World.

The date of this Supplement is December 31, 1997




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                         INVESCO SPECIALTY FUNDS, INC.
              Supplement to Statement of Additional Information
                            dated December 1, 1997

The Section of the above Company's Statement of Additional Information entitled "The Funds and Their Management -- Sub- Advisory Agreement" is amended to (1) delete the seventh paragraph and (2) substitute the following new paragraph in its place:

            The Capital Goods and Communications Sub-Agreement provides that as compensation for its services, INVESCO Trust shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Capital Goods Fund's and Communications Fund's net assets at the following annual rates: prior to January 1, 1998, 0.325% on the first $500 million of each Fund's average net assets, 0.275% on the next $500 million of each Fund's average net assets, and 0.225% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.2167% on the first $500 million of each Fund's average net assets, 0.1833% on the next $500 million of each Fund's average net assets, and 0.15% on each Fund's average net assets in excess of $1 billion. The European Small Company and Latin American Growth Sub- Agreement provides that as compensation for its services, IAML shall receive from IFG, at the end of each month, a fee based upon the average daily value of the European Small Company Fund's and Latin American Growth Fund's net assets at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of each Fund's average net assets, 0.325% on the next $500 million of each Fund's average net assets, and 0.275% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of each Fund's average net assets, 0.2167% on the next $500 million of each Fund's average net assets, and 0.1833% on each Fund's average net assets in excess of $1 billion. The Asian Growth Sub-Agreement provides that as compensation for its services, INVESCO Asia shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Asian Growth Fund's net assets at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets, and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion. The Realty Sub-Agreement provides that as compensation for its services, IRAI shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Realty Fund's net assets at the following annual rates: prior to January 1, 1998, 0.30% of the Fund's average daily net assets and effective January 1, 1998, 0.25% on the Fund's average daily net assets. The S&P 500 Index Fund Sub-Agreement provides that as compensation for its services, World shall receive from IFG, at the end of each month, a fee based upon the average daily value of the S&P 500 Index Fund's net assets at the rate of 0.07% on the first
      $10 million of the Fund's average net assets, 0.05% on the next $40 million of the Fund's average net assets, and 0.03% on the Fund's average net assets in excess of $50 million.

The date of this supplement is December 31, 1997.